Taxes (Details) - Schedule of deferred tax asset - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule of deferred tax asset [Abstract]
Provision of doubtful accounts	$ 3,421,260	$ 494,280
Tax loss carried forwards	2,306,482	2,031,165
Valuation allowance on tax losses	(5,727,742)	(2,031,165)
Deferred tax assets, net		$ 494,280